REVENUES - Segment Revenue By Type (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Revenues from contracts with customers	$ 24,650	$ 37,381	$ 52,099
Other revenues	2,807	3,239	2,969
Total revenues	27,457	40,620	55,068
Business services
Disclosure of operating segments [line items]
Revenues from contracts with customers	7,664	20,621	30,873
Other revenues	1,704	1,828	1,537
Total revenues	9,368	22,449	32,410
Infrastructure services
Disclosure of operating segments [line items]
Revenues from contracts with customers	2,058	2,342	6,046
Other revenues	1,095	1,397	1,411
Total revenues	3,153	3,739	7,457
Industrials
Disclosure of operating segments [line items]
Revenues from contracts with customers	14,928	14,418	15,180
Other revenues	8	14	21
Total revenues	$ 14,936	$ 14,432	$ 15,201